Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

	December 31, 2019	December 31, 2018
Sales tax receivables
Canada	$8.9	$10.6
Mexico	18.1	17.5
Other	5.7	3.4
Concentrate receivable	—	2.3
Other receivables	4.7	5.7
	$37.4	$39.5